Short-Term Borrowings - Schedule of Short-term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 4,237,978	$ 614,449	¥ 3,121,046
Short Term Loan [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	665,000	96,416	630,000
Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	3,572,978	518,033	2,491,046
Short-term borrowings	¥ 5,827,000	$ 844,900	¥ 4,448,400